FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The following table present liabilities measured at fair value on a recurring basis as of June 30, 2018 :

	June 30, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(919)	$(919)

Total liabilities	$(919)	$(919)

The following table present liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Year ended December 31, 2017
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(7)	$(7)

Total liabilities	$(7)	$(7)